Share Capital	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
SHARE CAPITAL

NOTE 4 – SHARE CAPITAL:

a.	Changes in share capital

1.	On February 17, 2021, the Company completed a registered direct offering providing for the sale and issuance of an aggregate of 2,000,000 ADSs at a purchase price of $17.50 per ADS, for aggregate gross proceeds of $35,000. The total issuance costs accumulated to $3,200.

2.	On February 28, 2021 the Company completed the second closing of the Sagy Agreement, as defined below, which occurred after the Company executed the Development, Exclusivity and Option Products Agreement with AbbVie (see note 5), and the following occurred: (i) Ami Sagy transferred the Company an amount of $1,000 by way of an equity investment, and (ii) the Company issued to Ami Sagy 250,000 ADSs representing 250,000 ordinary shares and warrants to purchase up to 250,000 ADSs representing 250,000 ordinary shares.

The Sagy Agreement is part of a financing agreement which was signed on August 30, 2019, with Mr. Sagy and certain U.S. investors for the issuance of shares and warrants. The total return to the Company against the shares amounted to $6,500. Mr. Sagy, the Company’s largest shareholder provided an amount of $3,000 in two tranches, (i) $2,000 at the first closing in September 3, 2019 and (ii) $1,000 at the second closing, as noted above.

b.	Share-based compensation:

Option plan

In accordance with an option plan for employees and consultants (the “Option Plan”), as amended from time to time, employees and consultants of the Company will be granted options, each exercisable into one ordinary share of the Company of NIS 1.50 par value. The ordinary shares that will be issued in accordance with the Option Plan will have the same rights as the other ordinary shares of the Company, immediately subsequent to their issue. An option that is not exercised within 10 years from the allotment date will expire, unless the board of directors extends its validity.

Grants to employees are made in accordance with the Option Plan, and are carried out within the provisions of Section 102 of the Israel Income Tax Ordinance. In accordance with the track selected by the Company and these provisions, the Company is not entitled to claim a tax deduction for the employee benefits.

For those who are not employees of the Company, and for the Company’s controlling shareholders (as defined in the Income Tax Ordinance) options are granted in accordance with section 3(I) of the Income Tax Ordinance.

2)	Options grants

In the six months ended June 30, 2022 and 2021, the Company granted options as follows:

	Six months ended June 30, 2022
	Number of options granted	Exercise price range	Vesting period	Expiration
Employees	398,000	9.22	4 years	10 years
Directors	217,000	9.22	4 years	10 years

	Six months ended June 30, 2021
	Number of options granted	Exercise price range	Vesting period range	Expiration
Employees	76,500	$12.78- 13.08	4 years	10 years

The fair value of options granted to employees during the six months ended June 30, 2022, and 2021 was $3,511 and $600 respectively.

The fair value of options granted to employees on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are as follows:

	Six months ended June 30
	2022	2021
Value of ordinary share	$9.07-9.22	$11.9-$13.93
Dividend yield	0%	0%
Expected volatility	67.28%-67.95%	65.36%-66.49%
Risk-free interest rate	1.72%-3.03%	0.64%-1.06%
Expected term	6.11 years	6.11 years

2)	The following table summarizes the number of options granted to employees under the Option Plan for the six months period ended June 30, 2022:

	Number of options	Weighted average exercise price
Options outstanding at the beginning of the period	1,220,694	$7.71
Granted	615,000	9.22
Exercised	(39,457)	4.42
Forfeited or expired	(10,938)	10.49
Options outstanding at the end of the year	1,785,299	$8.14
Options exercisable at the end of the year	819,651	$6.5

The following table summarizes the number of options granted to non-employees under the Option Plan for the six months period ended June 30, 2022:

	Number of options	Weighted average exercise price
Options outstanding at the beginning of the period	15,416	$16.04
Granted	-	-
Exercised	-	-
Forfeited or expired	-	-
Options outstanding at the end of the year	15,416	$16.04
Options exercisable at the end of the year	9,141	$9.64

3)	The following table illustrates the effect of share-based compensation on the statements of operations:

	Six months ended June 30		Three months ended June 30
	2022	2021	2022	2021
	U.S. dollars in thousands		U.S. dollars in thousands
Cost of revenue	$2	$42	$2	$18
Research and development	374	378	173	219
General, administrative, and marketing	647	542	400	246
	$1,023	$962	$575	$483